Shareholder Report, Line Graph (Details) - USD ($)																		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Aug. 05, 2024	Jun. 30, 2024	Aug. 11, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 22, 2021	Sep. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 03, 2017	Jun. 30, 2016	Jul. 07, 2015	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2025
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Institutional Shares
Accumulated Value			$ 28,733		$ 22,673	$ 17,587		$ 25,000											$ 33,642
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Investor Shares
Accumulated Value			12,508	$ 10,000															$ 14,608
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Retirement Shares
Accumulated Value			11,501		9,069	7,027	$ 10,000												$ 13,486
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Institutional Shares
Accumulated Value	$ 34,550	$ 25,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Investor Shares
Accumulated Value		10,000																$ 13,790
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Retirement Shares
Accumulated Value	13,820	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Institutional Shares
Accumulated Value			75,294		60,783	51,015			$ 71,495	$ 39,574	$ 36,795	$ 35,204	$ 30,195		$ 22,397		$ 25,000		$ 86,421
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Investor Shares
Accumulated Value			29,807		24,121	20,277			28,475	15,796	14,714	14,107	12,125		9,004	$ 10,000			$ 34,126
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name																			Retirement Shares
Accumulated Value			27,107		21,871	18,336			25,676	14,205	13,200	12,621	10,816	$ 10,000					$ 31,140
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value			25,999		23,292	20,664		25,000											$ 30,607
MSCI AC World Index ex US Small Cap Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI AC World Index ex US Small Cap Net TR
Accumulated Value			23,810		21,400	19,292		$ 25,000											$ 28,177
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value			11,115	10,000															$ 13,085
MSCI AC World Index ex US Small Cap Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI AC World Index ex US Small Cap Net TR
Accumulated Value			10,895	$ 10,000															$ 12,894
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value			10,459		9,370	8,313	10,000												$ 12,312
MSCI AC World Index ex US Small Cap Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI AC World Index ex US Small Cap Net TR
Accumulated Value			9,782		8,792	7,926	$ 10,000												$ 11,576
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 3000 Total Return
Accumulated Value	30,224	25,000
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2500 Growth Total Return
Accumulated Value	28,067	25,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 3000 Total Return
Accumulated Value		10,000																12,090
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2500 Growth Total Return
Accumulated Value		10,000																$ 11,227
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 3000 Total Return
Accumulated Value	12,090	10,000
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2500 Growth Total Return
Accumulated Value	$ 11,227	$ 10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 3000 Total Return Index
Accumulated Value			73,338		59,563	50,073			58,133	40,324	37,853	34,733	30,261		25,535		25,000		$ 84,555
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2000 Growth Total Return Index
Accumulated Value			45,398		41,598	35,094			52,719	34,830	33,659	33,825	27,757		22,312		$ 25,000		$ 49,815
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 3000 Total Return Index
Accumulated Value			29,114		23,646	19,878			23,078	16,008	15,027	13,789	12,013		10,137	10,000			$ 33,567
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2000 Growth Total Return Index
Accumulated Value			18,246		16,718	14,104			21,187	13,998	13,528	13,594	11,155		$ 8,967	$ 10,000			$ 20,020
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 3000 Total Return Index
Accumulated Value			24,787		20,131	16,924			19,648	13,629	12,794	11,739	10,228	10,000					$ 28,578
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2000 Growth Total Return Index
Accumulated Value			$ 17,126		$ 15,692	$ 13,239			$ 19,887	$ 13,139	$ 12,697	$ 12,760	$ 10,471	$ 10,000					$ 18,792